INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

Cryptyde, Inc. is taxed as a corporation and pays corporate federal, state and local taxes on income.

BlocHiro, LLC and Cryptyde Shares Services, LLC are limited liability companies which are disregarded entities for income tax purposes and are owned 100% by Cryptyde, Inc. and Ferguson Containers, Inc., respectively. The Company pays corporate federal, state and local taxes on income allocated to it from BlockHiro, LLC and Cryptyde Shared Services, LLC.

CW Machines, LLC is a limited liability company for income tax purposes and is owned 51% by Cryptyde, Inc. The Company pays corporate federal, state and local taxes on income allocated to it from CW Machines, LLC.

Ferguson Containers is taxed as a corporation and pays corporate federal, state and local taxes on income.

Income tax (benefit) expense for the three months ended September 30, 2022 and 2021 was $0 and $236,202, respectively. The decrease in income tax expense is due to net operating losses of the Company that are not expected to be utilized. The Company has recorded a full valuation allowance on net operating losses. Income tax (benefit) expense for the nine months ended September 30, 2022 and 2021 is ($172,997) and $224,400, respectively. The income tax benefit is related to the reversal of accrued taxes. The Company has recorded a full valuation allowance on net operating losses.

There are no unrecognized tax benefits and no accruals for uncertain tax positions.

CRYPTYDE, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the nine months ended September 30, 2022 and 2021

(Unaudited)

7. INCOME TAXES

Cryptyde, Inc. is taxed as a corporation and pays corporate federal, state and local taxes on income.

CW Machines, LLC is a limited liability company for income tax purposes and is owned 51% by Cryptyde, Inc. The Company pays corporate federal, state and local taxes on income allocated to it from CW Machines, LLC.

Components of net loss before income taxes were as follows:

2021

United States	$(643,233)
Net loss before income taxes	$(643,233)

The tax effects of temporary differences that give rise to deferred tax assets or liabilities are presented below:

2021

Deferred tax assets:
Net operating loss carryforwards	$108,018
Less: valuation allowance	(108,018)
Net deferred tax assets	$-

CRYPTYDE, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The income tax benefit consists of the following:

2021

Current:
Federal	$-
State	-
Total current	-
Deferred:
Federal	(108,018)
State	-
Less: valuation allowance	108,018
Total deferred	-
Total income tax provision (benefit)	$-

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

2021

Tax at federal statutory rate	21.0%
U.S. income taxes subject to valuation allowance	-16.8%
State and local income taxes	0.0%
Losses attributable to noncontrolling interests	-4.2%
Total income tax provision (benefit)	0.0%